UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07171

Name of Fund: BlackRock Global SmallCap Fund, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive
      Officer, BlackRock Global SmallCap Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2008

Date of reporting period: 01/01/2008 - 03/31/2008

Item 1 - Schedule of Investments

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 5.3%   Beverages - 0.7%                  1,204,100  Lion Nathan Ltd.                                    $     9,628,750
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.2%              536,100  Platinum Asset Management Ltd.                            2,542,802
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.5%         5,744,600  SP AusNet                                                 6,352,497
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing -          564,900  ABB Grain Ltd.                                            4,543,113
                   0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 2.4%            2,101,400  Kagara Ltd.                                               8,411,669
                                                     1,609,001  Lihir Gold Ltd. (a)                                       5,278,981
                                                     1,017,000  MacArthur Coal Ltd.                                      12,157,045
                                                       616,300  Sino Gold Mining Ltd. (a)                                 4,207,383
                                                     5,272,800  Sundance Resources Ltd. (a)                               1,204,705
                                                                                                                    ---------------
                                                                                                                         31,259,783
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -       300,800  Energy Resources of Australia Ltd.                        5,415,560
                   0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts     4,737,039  CFS Retail Property Trust                                 9,399,561
                   (REITs) - 0.7%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Australia                         69,142,066
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%     Diversified Financial                15,500  Ackermans & Van Haaren NV                                 1,610,173
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Belgium                            1,610,173
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.7%     Capital Markets - 0.5%              166,400  Lazard Ltd. Class A                                       6,356,480
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury        2,652,700  C C Land Holdings Ltd.                                    2,542,725
                   Goods - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Bermuda                            8,899,205
-----------------------------------------------------------------------------------------------------------------------------------
Brazil - 1.2%      Insurance - 0.2%                    120,000  OdontoPrev SA                                             2,728,672
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure       527,400  Santos Brasil Participacoes SA                            8,115,233
                   - 0.6%
                   ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.4%              291,100  Companhia de Saneamento de Minas Gerais                   4,396,279
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Brazil                            15,240,184
-----------------------------------------------------------------------------------------------------------------------------------
Canada - 4.6%      Biotechnology - 0.6%              4,073,180  DiagnoCure, Inc. (a)                                      7,777,712
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.7%           458,400  Emera, Inc.                                               9,396,206
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services -       435,900  North American Energy Partners, Inc. (a)                  6,686,706
                   0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure       251,200  Great Canadian Gaming Corp. (a)                           2,782,546
                   - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.5%              217,200  Agnico-Eagle Mines Ltd.                                  14,706,612
                                                       584,700  Eldorado Gold Corp. (a)                                   4,033,003
                                                       170,800  Grande Cache Coal Corp. (a)                                 760,441
                                                       138,100  Western Canadian Coal Corp. (a)                             438,604
                                                                                                                    ---------------
                                                                                                                         19,938,660
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -       274,600  Baytex Energy Trust                                 $     6,094,197
                   1.1%                                399,100  Keyera Facilities Income Fund                             8,165,132
                                                                                                                    ---------------
                                                                                                                         14,259,329
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Canada                            60,841,159
-----------------------------------------------------------------------------------------------------------------------------------
China - 1.5%       Health Care Equipment &             129,000  China Medical Technologies, Inc. (d)(e)                   5,300,610
                   Supplies - 0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.4%            3,910,000  Hidili Industry International                             5,164,668
                                                                Development Ltd. (a)
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.1%                      74,400  Perfect World Co. Ltd. (a)(e)                             1,689,624
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure     9,544,700  Shenzhen Expressway Co. Ltd.                              7,297,124
                   - 0.6%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in China                             19,452,026
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 1.8%     Electrical Equipment - 1.1%         135,566  Vestas Wind Systems A/S (a)                              14,809,683
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.7%                    102,915  TrygVesta A/S                                             9,042,157
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Denmark                           23,851,840
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 0.5%     Multiline Retail - 0.5%             133,995  Stockmann AB 'B'                                          6,346,363
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Finland                            6,346,363
-----------------------------------------------------------------------------------------------------------------------------------
France - 2.5%      Food Products - 0.7%                 76,200  Bonduelle SA                                              9,162,141
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.7%                    352,520  Scor SE (a)                                               8,414,932
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment & Products        178,532  Trigano SA                                                6,874,529
                   - 0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools &                90,625  Eurofins Scientific SA                                    9,040,896
                   Services - 0.7%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in France                            33,492,498
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 1.7%     Biotechnology - 0.1%                493,786  Paion AG (a)                                              1,294,082
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates -          116,600  Rheinmetall AG                                            8,228,509
                   0.6%
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools &               178,300  Gerresheimer AG                                           8,971,158
                   Services - 0.7%
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -       376,100  Petrotec AG (a)                                           1,573,491
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%              67,200  Praktiker Bau- und Heimwerkermaerkte AG                   1,796,145
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Germany                           21,863,385
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.6%      Hotels, Restaurants & Leisure       405,000  Intralot SA-Integrated Lottery Systems & Services         7,250,754
                   - 0.6%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Greece                             7,250,754
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 1.8%   Chemicals - 1.1%                 15,720,200  Sinofert Holdings Ltd.                                   14,502,905
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.2%           3,705,700  Public Financial Holdings Ltd.                            3,094,968
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services -     1,990,000  Honghua Group  Ltd. (a)                                     644,356
                   0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%              4,917,700  China Gas Holdings Ltd.                                   1,219,528
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.3%                      4,052,000  Clear Media Ltd. (a)                                      3,394,607
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Hong Kong                         22,856,364
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
India - 1.2%       Chemicals - 0.3%                    600,300  United Phosphorus Ltd.                              $     3,922,449
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services -       459,110  Great Offshore Ltd.                                       7,335,232
                   0.6%
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.3%             421,130  Pantaloon Retail India Ltd.                               4,481,067
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in India                             15,738,748
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.8%   Industrial Conglomerates -      121,370,050  Bakrie and Brothers Tbk PT (a)                            6,724,468
                   0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.3%                     40,895,600  Surya Citra Media Tbk PT                                  3,776,345
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Indonesia                         10,500,813
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 1.6%     Airlines - 0.9%                     427,346  Ryanair Holdings Plc (a)(d)(e)                           12,085,345
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.7%              1,464,650  Greencore Group Plc                                       8,775,275
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Ireland                           20,860,620
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 1.1%      Communications Equipment -          231,900  NICE Systems Ltd. (a)(e)                                  6,544,218
                   0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.6%                935,300  Frutarom                                                  7,101,696
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Israel                            13,645,914
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 2.5%       Commercial Banks - 0.4%             418,600  Credito Emiliano SpA                                      5,548,642
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering -      1,017,506  Astaldi SpA                                               7,872,937
                   1.3%                              1,755,400  Marie Tecnimont SpA                                       8,868,316
                                                                                                                    ---------------
                                                                                                                         16,741,253
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                    872,000  Milano Assicurazioni SpA                                  5,848,117
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.4%            1,296,900  Hera SpA                                                  5,229,287
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Italy                             33,367,299
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 6.6%       Auto Components - 0.7%              654,500  Koito Manufacturing Co. Ltd.                              8,988,869
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                 700  Seven Bank Ltd.                                           1,502,809
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                 4,465  Intelligence Ltd.                                         4,197,136
                   Supplies - 0.3%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                 1,275  Osaka Securities Exchange Co. Ltd.                        5,794,292
                   Services - 0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.8%           376,600  Alpine Electronics, Inc.                                  4,148,343
                                                       879,600  PanaHome Corp.                                            5,638,688
                                                                                                                    ---------------
                                                                                                                          9,787,031
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.7%                  1,700,300  Aioi Insurance Co., Ltd.                                  9,398,729
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.7%                    501,100  Hisaka Works Ltd.                                         8,747,131
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.6%                          7,835  Jupiter Telecommunications Co., Ltd. (a)                  7,325,662
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.3%             215,800  Don Quijote Co. Ltd.                                      3,918,519
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.1%              170,900  Sawai Pharmaceutical Co Ltd.                              8,298,114
                                                       247,000  TSUMURA & CO.                                             6,157,654
                                                                                                                    ---------------
                                                                                                                         14,455,768
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Real Estate Management &          1,023,635  Tokyu Land Corp.                                    $     6,418,257
                   Development - 0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.4%              58,830  Yamada Denki Co., Ltd.                                    5,075,622
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Japan                             85,609,825
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.6%    Airlines - 0.6%                  18,105,000  AirAsia Bhd (a)                                           7,754,838
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Malaysia                           7,754,838
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 0.7%      Beverages - 0.7%                  2,421,000  Embotelladoras Arca SA de CV                              9,349,379
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Mexico                             9,349,379
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands -      Food Products - 0.5%                 82,400  Nutreco Holding NV                                        6,335,359
0.7%               ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.2%            76,277  Tele Atlas NV (a)                                         3,044,288
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the Netherlands                    9,379,647
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.1%      Communications Equipment -          590,500  Tandberg ASA                                              8,824,423
                   0.7%
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services -        45,800  Awilco Offshore ASA (a)                                     474,877
                   0.4%                                657,200  Ocean RIG ASA (a)                                         5,033,197
                                                                                                                    ---------------
                                                                                                                          5,508,074
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Norway                            14,332,497
-----------------------------------------------------------------------------------------------------------------------------------
Philippines -      Commercial Banks - 0.4%           4,495,720  Bank of the Philippine Islands                            5,704,409
0.8%               ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.4%           12,791,400  Manila Water Co., Inc.                                    5,435,656
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the Philippines                   11,140,065
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 0.7%   Capital Markets - 0.0%              864,100  Cityspring Infrastructure Trust                             448,859
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing -        4,546,600  Olam International Ltd.                                   7,101,740
                   0.5%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &            934,600  UOL Group Ltd.                                            2,620,913
                   Development - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Singapore                         10,171,512
-----------------------------------------------------------------------------------------------------------------------------------
South Africa -     Food & Staples Retailing -          480,250  Massmart Holdings Ltd.                                    3,955,697
0.3%               0.3%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in South Africa                       3,955,697
-----------------------------------------------------------------------------------------------------------------------------------
South Korea -      Hotels, Restaurants & Leisure       349,542  Kangwon Land, Inc.                                        7,200,138
0.6%               - 0.6%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in South Korea                        7,200,138
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 0.7%       Pharmaceuticals - 0.7%              590,200  Laboratorios Farmaceuticos Rovi SA (a)                    9,513,494
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Spain                              9,513,494
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 0.5%      Wireless Telecommnunication          63,200  Millicom International Cellular SA (a)(e)                 6,020,213
                   Services - 0.5%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Sweden                             6,020,213
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland -      Insurance - 1.1%                     53,012  Swiss Life Holding                                       14,732,969
1.6%               ----------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.5%              63,850  Dufry Group                                         $     6,429,363
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Switzerland                       21,162,332
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan - 0.3%      Commercial Banks - 0.3%           7,798,000  SinoPac Financial Holdings Co., Ltd.                      3,696,282
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Taiwan                             3,696,282
-----------------------------------------------------------------------------------------------------------------------------------
Thailand - 0.5%    Consumer Finance - 0.5%           7,355,000  Tisco Bank PCL (e)                                        6,832,897
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Thailand                           6,832,897
-----------------------------------------------------------------------------------------------------------------------------------
Turkey - 0.3%      Beverages - 0.3%                    487,222  Anadolu Efes Biracilik Ve Malt Sanayii AS                 4,345,306
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in Turkey                             4,345,306
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom -   Aerospace & Defense - 0.9%        2,977,800  QinetiQ Plc                                              11,406,025
9.2%               ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.3%            871,300  Cape Plc (a)                                              4,158,764
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &             1,720,397  Group 4 Securicor Plc                                     7,776,220
                   Supplies - 1.9%                     811,400  Intertek Group Plc                                       16,618,667
                                                                                                                    ---------------
                                                                                                                         24,394,887
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.6%              3,452,300  Premier Foods Plc                                         7,690,886
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.7%                  1,799,615  Amlin Plc                                                 9,705,785
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -     4,353,227  Afren Plc (a)                                            10,669,886
                   2.1%                                653,929  Dragon Oil Plc (a)                                        5,846,647
                                                       317,600  Premier Oil Plc (a)                                       8,748,860
                                                       242,000  Sibir Energy Plc                                          2,636,752
                                                                                                                    ---------------
                                                                                                                         27,902,145
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.0%            1,465,800  Hikma Pharmaceuticals Plc                                13,629,057
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts       137,239  Derwent Valley Holdings Plc                               4,134,574
                   (REITs) - 0.8%                      621,850  Great Portland Estates Plc                                6,534,812
                                                                                                                    ---------------
                                                                                                                         10,669,386
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.9%           2,659,291  Game Group Plc                                           11,201,987
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the
                                                                United Kingdom
                                                                                                                        120,758,922
-----------------------------------------------------------------------------------------------------------------------------------
United States -    Capital Markets - 0.7%               30,700  Affiliated Managers Group, Inc. (a)                       2,785,718
36.8%                                                  157,585  Stifel Financial Corp. (a)(d)                             7,075,567
                                                                                                                    ---------------
                                                                                                                          9,861,285
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 1.4%                    223,700  Celanese Corp. Series A                                   8,735,485
                                                       411,300  Hercules, Inc.                                            7,522,677
                                                       286,800  Symyx Technologies Inc. (a)                               2,151,000
                                                                                                                    ---------------
                                                                                                                         18,409,162
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.8%             138,400  Cullen/Frost Bankers, Inc. (d)                      $     7,340,736
                                                       170,600  Glacier Bancorp, Inc. (d)                                 3,270,402
                                                                                                                    ---------------
                                                                                                                         10,611,138
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &               470,450  Covanta Holding Corp. (a)                                12,937,375
                   Supplies - 2.2%                     338,000  EnergySolutions, Inc.                                     7,753,720
                                                       124,200  FTI Consulting, Inc. (a)                                  8,823,168
                                                                                                                    ---------------
                                                                                                                         29,514,263
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment -          552,500  Polycom, Inc. (a)                                        12,453,350
                   1.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals -           690,450  Emulex Corp. (a)                                         11,212,908
                   1.6%                                222,902  Stratasys, Inc. (a)(d)                                    3,967,656
                                                       225,900  Synaptics, Inc. (a)(d)                                    5,394,492
                                                                                                                    ---------------
                                                                                                                         20,575,056
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering -         95,000  The Shaw Group, Inc. (a)                                  4,478,300
                   0.3%
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 1.3%       334,000  Packaging Corp. of America                                7,458,220
                                                       361,200  Pactiv Corp. (a)                                          9,467,052
                                                                                                                    ---------------
                                                                                                                         16,925,272
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 1.1%                 670,463  LKQ Corp. (a)(d)                                         15,065,304
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &              240,350  Mercury Computer                                          1,350,767
                   Instruments - 0.1%                           Systems, Inc. (a)
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment & Services -       360,600  Complete Production Services, Inc. (a)(d)                 8,272,164
                   1.9%                                333,700  Patterson-UTI Energy, Inc. (d)                            8,736,266
                                                       178,000  Rowan Cos., Inc.                                          7,330,040
                                                                                                                    ---------------
                                                                                                                         24,338,470
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.5%                254,300  Smithfield Foods, Inc. (a)(d)                             6,550,768
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &             574,700  Merit Medical Systems, Inc. (a)                           9,097,501
                   Supplies - 0.7%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &             297,300  AMERIGROUP Corp. (a)                                      8,125,209
                   Services - 2.1%                     262,900  Chindex International Inc. (a)(d)                         9,921,846
                                                       122,200  IPC The Hospitalist Co., Inc. (a)                         2,417,116
                                                       162,100  Kindred Healthcare, Inc. (a)                              3,545,127
                                                       286,200  Sun Healthcare Group, Inc. (a)                            3,760,668
                                                                                                                    ---------------
                                                                                                                         27,769,966
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants & Leisure        63,675  The Cheesecake Factory, Inc. (a)(d)                       1,387,478
                   - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                     88,300  Reinsurance Group of America, Inc.                        4,807,052
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software & Services        106,100  ComScore, Inc. (a)                                        2,128,366
                   - 1.1%                              201,700  Digital River, Inc. (a)(d)                                6,246,649

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                     1,937,200  SupportSoft, Inc. (a)                               $     6,392,760
                                                                                                                    ---------------
                                                                                                                         14,767,775
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 2.1%                    712,700  Commercial Vehicle Group, Inc. (a)                        7,062,857
                                                       263,600  IDEX Corp. (d)                                            8,089,884
                                                       237,600  Nordson Corp. (d)                                        12,794,760
                                                                                                                    ---------------
                                                                                                                         27,947,501
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.6%                         15,200  Arbitron, Inc. (d)                                          656,032
                                                       255,600  Marvel Entertainment, Inc. (a)(d)                         6,847,524
                                                                                                                    ---------------
                                                                                                                          7,503,556
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.9%               29,400  Cleveland-Cliffs, Inc.                                    3,522,708
                                                     1,139,400  Hecla Mining Co. (a)(d)                                  12,715,704
                                                        68,900  RTI International Metals, Inc. (a)                        3,114,969
                                                       145,600  Steel Dynamics, Inc.                                      4,810,624
                                                                                                                    ---------------
                                                                                                                         24,164,005
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable Fuels -       238,900  Alpha Natural Resources, Inc. (a)(d)                     10,377,816
                   2.7%                              1,045,600  International Coal Group, Inc. (a)(d)                     6,639,560
                                                       435,900  PetroHawk Energy Corp. (a)(d)                             8,792,103
                                                       176,900  Stone Energy Corp. (a)                                    9,253,639
                                                                                                                    ---------------
                                                                                                                         35,063,118
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.2%            280,700  American Oriental Bioengineering, Inc. (a)(d)             2,273,670
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts       247,400  Douglas Emmett, Inc. (d)                                  5,457,644
                   (REITs) - 1.4%                      218,000  Tanger Factory Outlet Centers, Inc. (d)                   8,386,460
                                                        94,500  Ventas, Inc.                                              4,243,995
                                                                                                                    ---------------
                                                                                                                         18,088,099
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors &                  1,215,050  Integrated Device Technology, Inc. (a)                   10,850,396
                   Semiconductor                       398,400  Intersil Corp. Class A                                   10,226,928
                   Equipment - 3.8%                    422,200  Micrel, Inc.                                              3,913,794
                                                       564,800  Microsemi Corp. (a)(d)                                   12,877,440
                                                     1,054,850  MoSys, Inc. (a)(d)                                        4,599,146
                                                       547,600  Zoran Corp. (a)(d)                                        7,480,216
                                                                                                                    ---------------
                                                                                                                         49,947,920
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 3.0%                     450,017  Activision, Inc. (a)                                     12,289,964
                                                       624,900  Mentor Graphics Corp. (a)                                 5,517,867
                                                       453,425  Sybase, Inc. (a)(d)                                      11,925,078
                                                       453,700  THQ, Inc. (a)(d)                                          9,890,660
                                                                                                                    ---------------
                                                                                                                         39,623,569
                   ----------------------------------------------------------------------------------------------------------------

BlackRock Global SmallCap Fund, Inc.                           (in U.S. dollars)
Schedule of Investments as of March 31, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Country            Industry                             Shares  Common Stocks                                            Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 2.3%             140,750  Abercrombie & Fitch Co. Class A (d)                 $    10,294,455
                                                       308,100  The Children's Place Retail Stores, Inc. (a)(d)           7,566,936
                                                       389,550  Urban Outfitters, Inc. (a)(d)                            12,212,393
                                                                                                                    ---------------
                                                                                                                         30,073,784
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury          151,600  Phillips-Van Heusen Corp.                                 5,748,672
                   Goods - 0.5%                          2,050  Polo Ralph Lauren Corp.                                     119,495
                                                                                                                    ---------------
                                                                                                                          5,868,167
                   ----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance -         89,100  FirstFed Financial Corp. (a)(d)                           2,419,065
                   0.3%                                 40,374  People's United Financial, Inc.                             698,874
                                                                                                                    ---------------
                                                                                                                          3,117,939
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication          303,500  SBA Communications Corp. Class A (a)(d)                   9,053,405
                   Services - 0.7%
                   ----------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks in the United States                480,687,640
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $1,064,623,932) - 91.6%                       1,196,870,095
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Exchange-Traded Funds
-----------------------------------------------------------------------------------------------------------------------------------
United States -                                        148,200  KBW Regional Banking ETF                                  5,207,748
0.4%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Exchange-Traded Funds
                                                                (Cost - $5,240,315) - 0.4%                                5,207,748
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Rights
-----------------------------------------------------------------------------------------------------------------------------------
Indonesia - 0.1%   Industrial Conglomerates -      722,151,797  Bakrie and Brothers Tbk PT (g)                              784,521
                   0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Rights - 0.1%                                         784,521
-----------------------------------------------------------------------------------------------------------------------------------
                                                    Beneficial
                                                      Interest
                                                         (000)  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                   USD 101,007  BlackRock Liquidity Series, LLC Cash Sweep
                                                                Series, 2.92% (b)(c)                                    101,006,573
                                                       202,472  BlackRock Liquidity
                                                                Series, LLC Money Market Series, 3.10% (b)(c)(f)        202,471,800
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                (Cost - $303,478,373) - 23.2%                           303,478,373
-----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments
                                                                (Cost - $1,373,342,620*) - 115.3%                     1,506,340,737
                                                                Liabilities in Excess of Other Assets  - (15.3%)       (199,952,501)
                                                                                                                    ---------------
                                                                Net Assets - 100.0%                                 $ 1,306,388,236
                                                                                                                    ===============

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

* The cost and unrealized appreciation (depreciation) of investments as of March 31, 2008, as computed for federal income tax purposes, were as follows:
      Aggregate cost                                            $ 1,379,519,892
                                                                ===============
      Gross unrealized appreciation                             $   214,472,884
      Gross unrealized depreciation                                 (87,652,039)
                                                                ---------------
      Net unrealized appreciation                               $   126,820,845
                                                                ===============
(a)   Non-income producing security.
(b) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------------------
                                                                Net
                                                              Activity
      Affiliate                                                (000)         Interest Income
      --------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC Cash Sweep Series       $  65,462        $ 2,305,957
      BlackRock Liquidity Series, LLC Money Market Series     $ (32,687)       $   627,541
      --------------------------------------------------------------------------------------

(c)   Represents the current yield as of report date.
(d)   Security, or a portion of security, is on loan.
(e)   Depositary receipts.
(f)   Security was purchased with the cash proceeds from securities loans.
(g)   The rights may be exercised until April 18, 2008.
o For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

o     Forward foreign exchange contracts as of March 31, 2008 were as follows:

      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency                  Currency          Settlement       Appreciation
      Purchased                   Sold               Date         (Depreciation)
      --------------------------------------------------------------------------
      AUD  417,016            USD  384,406         4/01/2008           $ (3,338)
      AUD  355,226            USD  326,133         4/02/2008             (1,566)
      USD  649,726            CAD  658,302         4/01/2008              8,400
      CAD  729,380            USD  719,877         4/01/2008             (9,307)
      USD  644,398            CAD  657,221         4/02/2008              4,139
      EUR  513,453            USD  811,153         4/01/2008               (560)
      EUR  604,032            USD  953,525         4/02/2008                 38
      USD  160,551            EUR  101,724         4/03/2008                (32)
      GBP   87,342            USD  175,156         4/01/2008             (1,824)
      USD   42,104            GBP   21,117         4/02/2008                199
      GBP  379,427            USD  756,501         4/02/2008             (3,578)

BlackRock Global SmallCap Fund, Inc.
Schedule of Investments as of March 31, 2008 (Unaudited)       (in U.S. dollars)

      --------------------------------------------------------------------------
                                                                    Unrealized
      Currency                 Currency           Settlement       Appreciation
      Purchased                  Sold                Date         (Depreciation)
      --------------------------------------------------------------------------
      GBP     232,877       USD      463,285       4/03/2008           $ (1,202)
      JPY  76,975,383       USD      772,380       4/01/2008               (105)
      USD   1,280,876       JPY  127,652,055       4/01/2008                173
      USD   1,914,348       JPY  190,630,813       4/02/2008              1,671
      JPY  68,706,418       USD      689,962       4/02/2008               (602)
      USD   1,857,870       JPY  185,099,546       4/03/2008                568
      JPY  28,265,003       USD      283,700       4/03/2008                (87)
      NOK   1,861,252       USD      365,474       4/02/2008                (32)
      NOK   2,422,682       USD      476,662       4/03/2008             (1,024)
      USD     120,407       SGD      166,259       4/01/2008               (388)
      USD     127,949       SGD      176,787       4/02/2008               (504)
      SGD     624,130       USD      452,990       4/03/2008                529
      USD     131,591       SGD      181,306       4/03/2008               (154)
      --------------------------------------------------------------------------
      Total Unrealized Depreciation on
      Forward Foreign Exchange Contracts - Net                         $ (8,586)
                                                                       =========

o     Currency Abbreviations:

      AUD    Australian Dollar                JPY    Japanese Yen
      CAD    Canadian Dollar                  NOK    Norwegian Krone
      EUR    Euro                             SGD    Singapore Dollar
      GBP    British Pound                    USD    U.S. Dollar

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Global SmallCap Fund, Inc.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    ----------------------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: May 22, 2008


By: /s/ Neal J. Andrews
    ----------------------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Global SmallCap Fund, Inc.

Date: May 22, 2008